Eaton Vance

Atlanta Capital Select Equity Fund

December 31, 2020

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.0%

Security	Shares	Value
Banks — 4.3%
U.S. Bancorp	950,696	$44,292,927

		$44,292,927

Beverages — 2.7%
Diageo PLC ADR	173,162	$27,499,857

		$27,499,857

Chemicals — 3.5%
Sherwin-Williams Co. (The)	49,359	$36,274,423

		$36,274,423

Construction Materials — 2.4%
Martin Marietta Materials, Inc.	86,588	$24,588,394

		$24,588,394

Containers & Packaging — 1.8%
Ball Corp.	201,207	$18,748,468

		$18,748,468

Electrical Equipment — 2.3%
AMETEK, Inc.	194,360	$23,505,898

		$23,505,898

Electronic Equipment, Instruments & Components — 4.2%
CDW Corp.	324,638	$42,784,042

		$42,784,042

Food Products — 1.5%
Nestle S.A. ADR	126,951	$14,954,828

		$14,954,828

Health Care Equipment & Supplies — 15.7%
Cooper Cos., Inc. (The)	112,931	$41,030,091
Danaher Corp.	86,748	19,270,201
DENTSPLY SIRONA, Inc.	475,348	24,889,221
STERIS PLC	156,915	29,741,669
Teleflex, Inc.	109,883	45,224,546

		$160,155,728

Hotels, Restaurants & Leisure — 3.7%
Aramark	977,945	$37,631,324

		$37,631,324

Security	Shares	Value
Insurance — 8.4%
Markel Corp.(1)	19,413	$20,059,453
White Mountains Insurance Group, Ltd.	65,919	65,962,506

		$86,021,959

Interactive Media & Services — 3.8%
Alphabet, Inc., Class C(1)	22,329	$39,117,729

		$39,117,729

IT Services — 19.2%
Fidelity National Information Services, Inc.	150,734	$21,322,832
Fiserv, Inc.(1)	535,677	60,992,183
Global Payments, Inc.	235,789	50,793,666
GoDaddy, Inc., Class A(1)	385,239	31,955,575
Visa, Inc., Class A	142,922	31,261,329

		$196,325,585

Life Sciences Tools & Services — 4.7%
Thermo Fisher Scientific, Inc.	103,246	$48,089,922

		$48,089,922

Professional Services — 4.7%
TransUnion	258,048	$25,603,522
Verisk Analytics, Inc.	106,413	22,090,275

		$47,693,797

Software — 2.3%
Autodesk, Inc.(1)	77,659	$23,712,399

		$23,712,399

Specialty Retail — 12.8%
O’Reilly Automotive, Inc.(1)	66,974	$30,310,423
Ross Stores, Inc.	302,842	37,192,026
TJX Cos., Inc. (The)	933,930	63,778,080

		$131,280,529

Total Common Stocks (identified cost $687,998,113)		$1,002,677,809

Short-Term Investments — 2.0%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.11%(2)	20,967,862	$20,967,862

Total Short-Term Investments (identified cost $20,967,862)		$20,967,862

Total Investments — 100.0% (identified cost $708,965,975)	$1,023,645,671

Other Assets, Less Liabilities — 0.0%(3)	$25,068

Net Assets — 100.0%	$1,023,670,739

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2020.

(3)	Amount is less than 0.05%.

Abbreviations:

ADR	-	American Depositary Receipt

The Fund did not have any open derivative instruments at December 31, 2020.

At December 31, 2020, the value of the Fund’s investment in affiliated funds was $20,967,862, which represents 2.0% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended December 31, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$23,292,874	$33,643,059	$(35,968,071)	$—	$—	$20,967,862	$5,863	20,967,862

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2020, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$1,002,677,809	*	$—	$—	$1,002,677,809
Short-Term Investments	—		20,967,862	—	20,967,862
Total Investments	$1,002,677,809		$20,967,862	$—	$1,023,645,671

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

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